Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation and Human Resources Committee or, with respect to the
CEO’s equity award, the Board, reviews and approves the value and amount of the equity compensation to be awarded
(inclusive of restricted stock units, performance stock units, and stock options) to executive officers with the grant of approved equity awards occurring on the day of approval. The first quarterly meeting of the Board typically occurs after the Company’s release of the financial results for the prior year through the filing of the Company's Annual Report on
Form 10-K, as well as a Current Report on Form 8-K and accompanying earnings release and earnings call for the relevant fiscal year.
The Compensation and Human Resources Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2025 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.

Award Timing Method	Our long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation and Human Resources Committee or, with respect to the
CEO’s equity award, the Board, reviews and approves the value and amount of the equity compensation to be awarded
(inclusive of restricted stock units, performance stock units, and stock options) to executive officers with the grant of approved equity awards occurring on the day of approval. The first quarterly meeting of the Board typically occurs after the Company’s release of the financial results for the prior year through the filing of the Company's Annual Report on
Form 10-K, as well as a Current Report on Form 8-K and accompanying earnings release and earnings call for the relevant fiscal year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human Resources Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2025 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.